Significant Risks and Uncertainties Including Business and Credit Concentrations - Additional Information (Detail) - Vitol Group [Member] - Customer Concentration Risk [Member] - Revenues [Member]	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Concentration Risk [Line Items]
Percentage of total revenue	76.00%	76.60%	76.20%
Minimum [Member]
Concentration Risk [Line Items]
Percentage of total revenue	10.00%	10.00%	10.00%